Subsequent Events - Recent Financing Activities (Narrative) (Details) $ in Thousands, $ in Thousands			3 Months Ended
	Jun. 13, 2025 MXN ($)	Jun. 13, 2025 USD ($)	Mar. 31, 2025 MXN ($)	Mar. 31, 2025 USD ($)	Jun. 13, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jan. 01, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			$ 1,860,622,572				$ 143,403,700	$ 1,745,481,072
Revolving credit facility available			5,500,000			$ 544,000
Obtain of revolving credit lines			$ 20,500,000	$ 5,902,000
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Revolving credit facility available	$ 7,500				$ 600,000
Obtain of revolving credit lines	20,500,000	$ 5,738,000
PMI TRD DAC revolving credit lines
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						206,314
Proceeds from revolving credit lines				200,000
Repayments of revolving credit lines				$ 200,000
Outstanding of revolving credit lines						206,314
Revolving credit facility available						$ 23,685
PMI TRD DAC revolving credit lines | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from revolving credit lines	80,000
Repayments of revolving credit lines	$ 80,000
Outstanding of revolving credit lines					206,314
Revolving credit facility available					$ 23,685